Significant accounting policies - Leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)
Leases
Lease, Practical expedients, Package	true
Lease, Practical expedient, Use of hindsight	true
Lease, Practical expedient, Land easement	true
ROU assets	¥ 6,821,100	$ 1,045,380	¥ 5,625,015
Lease liabilities current portion	2,625,979	402,449	2,222,745
Operating lease liabilities, non-current	3,833,914	587,572	2,914,240
Cumulative effect on retained earnings	(9,227,664)	$ (1,414,202)	(11,775,637)
Land use right
Leases
ROU assets	¥ 27,185		¥ 27,898
Estimated useful life	44 years
Maximum
Leases
Term of the rental contracts for the sales stores and offices	5 years	5 years
Adjustment for change in accounting standard | ASU 201602
Leases
ROU assets				¥ 4,812,000
Lease liabilities current portion				1,732,000
Operating lease liabilities, non-current				2,726,000
Cumulative effect on retained earnings				¥ 0